CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities:
Net loss	$ (1,604,141)	$ (1,193,216)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	32,694	50,097
Expenses paid by president	9,000	88,496
Changes in current assets and current liabilities:
Accounts receivable	225	(221)
Project in progress		213,321
Inventory	27,195	(90,122)
Prepaid expenses and other current assets	(31,660)	(1,479)
Accounts payable		(180,023)
Accrued expenses and other payables	81,958	51,609
Net cash (used in) operating activities	(1,484,729)	(1,061,538)
Cash flows from investing activities:
Acquisition of office equipment and intangible assets	(27,454)	(10,676)
Net cash (used in) investing activities	(27,454)	(10,676)
Cash flows from financing activities:
(Payment) of loan payable - shareholder, net	(123,850)	(131,660)
Net proceeds from issuance of common stock	1,432,128	1,687,740
(Payment)deferred registration costs	(72,408)
Advances for issuance of common stock		671,825
Net cash provided by financing activities	1,235,870	2,227,905
Effect of exchange rate changes on cash	132,849	7,457
Net (decrease)increase in cash	(143,464)	1,163,148
Cash - beginning of year	1,174,950	11,802
Cash - ending of year	1,031,486	1,174,950
Non-cash financing activity:
Expenses paid by president	$ (9,000)	$ (88,496)